Financial instruments at FVTPL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Cost	$ 798,565
Fair Value 1	815,962	$ 4,287,277
Upto12 Months	24,732
Over 12 months	674,524
No maturity	137,759
[custom:FairValueNoMaturity1]	116,706
Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
[custom:FinancialInstrumentsFairValueOriginalCurrency]	3,718,139	22,287,409
[custom:FinancialInstrumentsFairValueUS]	666,835	4,287,277
United States of America, Dollars
IfrsStatementLineItems [Line Items]
[custom:FinancialInstrumentsFairValueOriginalCurrency]	118,392
[custom:FinancialInstrumentsFairValueUS]	118,392
India, Rupees
IfrsStatementLineItems [Line Items]
[custom:FinancialInstrumentsFairValueOriginalCurrency]	2,364,231
[custom:FinancialInstrumentsFairValueUS]	$ 30,735
Government Bonds Brazil [Member]
IfrsStatementLineItems [Line Items]
Yield	106.3% of CDI rate
Description of maturity date	01/22 - 09/27
Cost	$ 571,467
Fair Value 1	571,753	4,137,224
Upto12 Months	17,132
Over 12 months	554,621
Government Bonds [Member]
IfrsStatementLineItems [Line Items]
Cost	571,467
Fair Value 1	571,753
Upto12 Months	17,132
Over 12 months	$ 554,621
Corporate Bonds And Other Instruments Bill Of Credit [Member]
IfrsStatementLineItems [Line Items]
Yield	118% - 139% CDI
Description of maturity date	01/22
Cost	$ 14
Fair Value 1	14	23
Upto12 Months	$ 14
Certificate Of Bank Deposits [Member]
IfrsStatementLineItems [Line Items]
Yield	105% - 140% CDI
Description of maturity date	01/22 - 10/30
Cost	$ 81,796
Fair Value 1	81,810
Upto12 Months	5,122
No maturity	$ 76,688
Real Estate And Agri Business Letter Of Credit [Member]
IfrsStatementLineItems [Line Items]
Yield	98.5% - 99% CDI
Description of maturity date	04/26 - 09/35
Cost	$ 1,520
Fair Value 1	1,508
Upto12 Months	$ 1,508
Corporate Bond And Debenturest [Member]
IfrsStatementLineItems [Line Items]
Yield	0.66% - 5.27% p.y.
Description of maturity date	01/23 - 01/36
Cost	$ 120,340
Fair Value 1	120,859
Upto12 Months	956
Over 12 months	119,903
Equity Instrumentt [Member]
IfrsStatementLineItems [Line Items]
Cost	11,211
Fair Value 1	30,735
No maturity	$ 30,735
Investment Funds 1 [Member]
IfrsStatementLineItems [Line Items]
Yield	~ 86.1% of CDI rate
Cost	$ 12,059
Fair Value 1	9,125	150,030
No maturity	9,125
Stocks Issued By Public Held Company [Member]
IfrsStatementLineItems [Line Items]
Cost	158
Fair Value 1	158
No maturity	158
Corporate Bonds And Other Instruments [Member]
IfrsStatementLineItems [Line Items]
Cost	227,098
Fair Value 1	244,209	$ 150,053
Upto12 Months	7,600
Over 12 months	119,903
No maturity	$ 116,706